Estimated Fair Values of Significant Financial Instruments (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 4,704,330	¥ 3,964,435
Finance subsidiaries-receivables, excluding direct financing leases, net | Trade accounts and notes receivable and other assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	673,193	518,321
Direct financing lease | Finance subsidiaries-receivables
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 425,870	¥ 357,308